Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract]
Goodwill
Strategic report	Governance report	Financial statements	Production, reserves and operations	Additional information

12 Goodwill

	2017	2016
	US$m	US$m
Net book value
At 1 January	951	892
Adjustment on currency translation	86	59
At 31 December	1,037	951
– cost	17,942	17,144
– accumulated impairment	(16,905)	(16,193)

At 1 January
– cost	17,144	17,120
– accumulated impairment	(16,193)	(16,228)

At 31 December, goodwill has been allocated as follows:
	2017	2016
	US$m	US$m
Net book value
Richards Bay Minerals	552	502
Pilbara	389	360
Dampier Salt	96	89
	1,037	951

Impairment tests for goodwill

Richards Bay Minerals

Richards Bay Minerals’ annual impairment review resulted in no impairment charge for 2017 (2016: no impairment charge). The recoverable amount has been assessed by reference to FVLCD, in line with the policy set out in note 1(i) and classified as level 3 under the fair value hierarchy. FVLCD was determined by estimating cash flows until the end of the life-of-mine plan including anticipated expansions. In arriving at FVLCD, a post-tax discount rate of 8.7 per cent (2016: 9.0 per cent) has been applied to the post-tax cash flows expressed in real terms.

The key assumptions to which the calculation of FVLCD for Richards Bay Minerals is most sensitive and the corresponding decrease in FVLCD are set out below:

US$ million
5% decrease in the titanium slag price	165
1% increase in the discount rate applied to post-tax cash flows	226
10% strengthening of the South African rand	603

Other assumptions include the long-term pig iron and zircon prices and operating costs. Future selling prices and operating costs have been estimated in line with the policy set out in note 1(i). The recoverable amount of the cash-generating unit exceeds the carrying value for each of these sensitivities applied in isolation.

Pilbara

The annual impairment review of the Pilbara cash-generating unit has been assessed by reference to FVLCD using discounted cash flows, which is in line with the policy set out in note 1(i) and is classified as level 3 under the fair value hierarchy. In arriving at FVLCD, a post-tax discount rate of 6.7 per cent (2016: 7.0 per cent) has been applied to the post-tax cash flows expressed in real terms. The recoverable amount was determined to be significantly in excess of carrying value, and there are not considered to be any reasonably possible changes in key assumptions that would cause the remaining goodwill to be impaired.

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